Commitments and Contingencies (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Rental expenses	¥ 86,830	¥ 36,445	¥ 15,969
Capital commitments	9,741
Guarantor Obligations, Current Carrying Value	¥ 199,000